SUBSEQUENT EVENT (Details Textual)	3 Months Ended	6 Months Ended	3 Months Ended		9 Months Ended	3 Months Ended			9 Months Ended	3 Months Ended		9 Months Ended			3 Months Ended							3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 USD ($)	Mar. 31, 2014 Stock Purchase Agreement [Member]	Mar. 31, 2014 Subsequent Event [Member] Stock Purchase Agreement [Member]	Apr. 30, 2014 Subsequent Event [Member] Stock Purchase Agreement [Member]	Mar. 31, 2014 Subsequent Event [Member] Zhou Jian [Member] USD ($)	Mar. 31, 2014 Subsequent Event [Member] Zhou Jian [Member] CNY	Mar. 31, 2014 Subsequent Event [Member] Zhou Jian [Member] Stock Purchase Agreement [Member]	Apr. 30, 2014 Subsequent Event [Member] Zhou Jian [Member] Stock Purchase Agreement [Member]	Mar. 31, 2014 Subsequent Event [Member] Zhou Deng Rong [Member] USD ($)	Mar. 31, 2014 Subsequent Event [Member] Zhou Deng Rong [Member] CNY	Apr. 30, 2014 Subsequent Event [Member] Zhou Deng Rong [Member] Stock Purchase Agreement [Member]	Mar. 31, 2014 Subsequent Event [Member] Feng Zhimin [Member] USD ($)	Mar. 31, 2014 Subsequent Event [Member] Feng Zhimin [Member] CNY	Mar. 31, 2014 Subsequent Event [Member] Office and Factory Space [Member] LuckSky Group [Member] USD ($)	Mar. 31, 2014 Subsequent Event [Member] Office and Factory Space [Member] LuckSky Group [Member] CNY	Mar. 31, 2014 Subsequent Event [Member] Office and Factory Space [Member] Sanhe City from Dong Yi Glass Machine Company Limited [Member] USD ($)	Mar. 31, 2014 Subsequent Event [Member] Office and Factory Space [Member] Sanhe City from Dong Yi Glass Machine Company Limited [Member] CNY	Mar. 31, 2014 Subsequent Event [Member] Dormitory [Member] LuckSky Group [Member] USD ($)	Mar. 31, 2014 Subsequent Event [Member] Dormitory [Member] LuckSky Group [Member] CNY	Mar. 31, 2014 Subsequent Event [Member] Factory Space [Member] Sanhe City from Dong Yi Glass Machine Company Limited [Member] acre	Mar. 31, 2014 LuckSky Group Unsecured Loan [Member] Subsequent Event [Member] USD ($)	Mar. 31, 2014 LuckSky Group Unsecured Loan [Member] Subsequent Event [Member] CNY
Subsequent Event [Line Items]
Debt Instrument, Face Amount																						$ 483,830	3,000,000
Debt Instrument, Maturity Date																						Dec. 31, 2014	Dec. 31, 2014
Operating Leases, Periodic Payment															112,163	697,248	210,170	1,306,500	20,848	129,600
Lease Expiration Date	Jun. 14, 2014														Apr. 30, 2024	Apr. 30, 2024			Apr. 30, 2024	Apr. 30, 2024
Area of Land																					4,748.96
Lessor Leasing Arrangements, Operating Leases, Term of Contract																	30 years	30 years
Percentage of Ownership Interest by Continuing Stockholders						97.00%	97.00%			3.00%	3.00%
Stock Issued During Period, Shares, New Issues			8,191,260		273,042,000			264,850,740	264,850,740			8,191,260
Percentage of Stock Issued under Stock Purchase Agreement				51.40%
Capital Investments By Related Party						1,360,631	8,500,000			240,111	1,500,000
Value Of Shares Transfer By Related Party										1,564,781	9,600,000		16,300	100,000
Proceeds from Contributed Capital		$ 1,629,983				$ 6,413,031	40,000,000